Deferred income (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income related to contracts
Deferred income		€ 3,000,646	€ 149,801	€ 219,892	€ 285,612
Other deferred income (grants)		10	309	301
Current deferred income		414,298	149,801	122,544
Non-current deferred income		2,586,348		97,348
Subsequent warrant B
Deferred income related to contracts
Non-current deferred income		16,200
IFRS 15
Deferred income related to contracts
Increase in contract liability	€ 83,200
Current deferred income	€ (83,200)
Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred income			145,800
Gilead collaboration agreement for drug discovery platform
Deferred income related to contracts
Deferred income		2,220,000
Non-current deferred income		1,991,600
Grants [member]
Deferred income related to contracts
Deferred income			300
Subsequent warrant B
Deferred income related to contracts
Total transaction price		(16,184)
Gilead
Deferred income related to contracts
Total transaction price		3,655,416
Gilead | Subsequent warrant B
Deferred income related to contracts
Total transaction price		(16,184)
Gilead | Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred income		780,261	145,798	213,981	285,313
Current deferred income		780,300
Non-current deferred income		594,700
Gilead | Gilead collaboration agreement for drug discovery platform
Deferred income related to contracts
Deferred income		2,220,013
AbbVie | Collaborative arrangement
Deferred income related to contracts
Deferred income			3,223
Servier | License [member]
Deferred income related to contracts
Deferred income				5,362
Fee for services segment
Deferred income related to contracts
Deferred income		362	€ 471	€ 248	€ 47
Current deferred income		€ 400